Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Components of Income Tax Expense
The components of income tax expense were:

Year Ended December 31 (Dollars in Millions)	2019	2018	2017

Federal
Current	$1,162	$1,287	$2,086
Deferred	166	(148)	(1,180)

Federal income tax	1,328	1,139	906

State
Current	379	395	201
Deferred	(59)	20	157

State income tax	320	415	358

Total income tax provision	$1,648	$1,554	$1,264

Reconciliation of Expected Income Tax Expense at Federal Statutory Rate of 21 Percent and 35 Percent to Company's Applicable Income Tax Expense
A reconciliation of expected income tax expense at the federal statutory rate of 21 percent for 2019 and 2018 and 35 percent for 2017 to the Company’s applicable income tax expense follows:

Year Ended December 31 (Dollars in Millions)	2019	2018	2017
Tax at statutory rate	$1,805	$1,822	$2,631
State income tax, at statutory rates, net of federal tax benefit	355	352	281
Tax effect of
Revaluation of tax related assets and liabilities (a)	—	—	(910)
Tax credits and benefits, net of related expenses	(424)	(513)	(774)
Tax-exempt income	(120)	(130)	(200)
Nondeductible legal and regulatory expenses	23	52	213
Other items (b)	9	(29)	23

Applicable income taxes	$1,648	$1,554	$1,264

(a)
In late 2017, tax legislation was enacted that, among other provisions, reduced the federal statutory rate for corporations from 35 percent to 21 percent effective in 2018. In accordance with generally accepted accounting principles, the Company revalued its deferred tax assets and liabilities at December 31, 2017, resulting in an estimated net tax benefit of $910 million, which the Company recorded in 2017.

(b)	Includes excess tax benefits associated with stock-based compensation and adjustments related to deferred tax assets and liabilities.

Reconciliation of Changes in Federal, State and Foreign Unrecognized Tax Position Balances
A reconciliation of the changes in the federal, state and foreign un certain
tax position balances are summarized as follows:

Year Ended December 31 (Dollars in Millions)	2019	2018	2017
Balance at beginning of period	$335	$287	$302
Additions for tax positions taken in prior years	168	93	3
Additions for tax positions taken in the current year	6	10	9
Exam resolutions	(62)	(51)	(23)
Statute expirations	(15)	(4)	(4)

Balance at end of period	$432	$335	$287

Significant Components of the Company's Net Deferred Tax Asset (Liability)
The significant components of the Company’s net deferred tax asset (liability) follows:

At December 31 (Dollars in Millions)	201 9	2018

Deferred Tax Assets
Federal, state and foreign net operating loss and credit carryforwards	$2,592	$2,699
Allowance for credit losses	1,155	1,141
Accrued expenses	485	508
Obligation for operating leases	328	—
Pension and postretirement benefits	193	85
Partnerships and other investment assets	91	69
Stock compensation	78	79
Fixed assets	2	58
Securities available-for-sale and financial instruments	—	278
Other deferred tax assets, net	257	268

Gross deferred tax assets	5,181	5,185

Deferred Tax Liabilities
Leasing activities	(2,700)	(2,652)
Goodwill and other intangible assets	(763)	(703)
Mortgage servicing rights	(546)	(642)
Right of use assets	(282)	—
Loans	(139)	(168)
Securities available-for-sale and financial instruments	(111)	—
Other deferred tax liabilities, net	(131)	(102)

Gross deferred tax liabilities	(4,672)	(4,267)
Valuation allowance	(127)	(109)

Net Deferred Tax Asset	$382	$809